Notes 4 -WARRANTS AND OPTIONS	3 Months Ended
Jun. 30, 2011
Notes 4 -WARRANTS AND OPTIONS	4. WARRANTS AND OPTIONS There are no warrants or options outstanding to acquire any additional shares of common stocks.